Significant Accounting Policies - Share-based compensation (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Share-based Compensation
Allocated share-based compensation expense	¥ (26,734)	$ (4,097)	¥ (16,732)	¥ (27,886)
Sales and marketing expenses
Share-based Compensation
Allocated share-based compensation expense	(8,835)	(1,354)	(2,951)	(5,676)
Product development expenses
Share-based Compensation
Allocated share-based compensation expense	(4,477)	(686)	(3,472)	(7,396)
General and administrative expenses
Share-based Compensation
Allocated share-based compensation expense	¥ (13,422)	$ (2,057)	¥ (10,309)	¥ (14,814)
Directors and Executive Officers
Share-based Compensation
Expected forfeiture rate (post-vesting) (as a percent)	0.00%	0.00%